REVENUE (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenue	$ 96,803	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822	$ 332,856	$ 238,296
Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	56,179				40,901
Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	49,259				34,178
Other
Disaggregation of Revenue [Line Items]
Net revenue	2,017				1,259
Corporate and other
Disaggregation of Revenue [Line Items]
Net revenue	(10,652)				(3,610)
Customer acquisition
Disaggregation of Revenue [Line Items]
Net revenue	91,350				69,021					305,630	220,609
Customer acquisition | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	52,901				38,453
Customer acquisition | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	49,101				34,178
Customer acquisition | Other
Disaggregation of Revenue [Line Items]
Net revenue	0				0
Customer acquisition | Corporate and other
Disaggregation of Revenue [Line Items]
Net revenue	(10,652)				(3,610)
Managed services
Disaggregation of Revenue [Line Items]
Net revenue	3,946				2,898					24,008	14,623
Managed services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	3,278				2,448
Managed services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	158				0
Managed services | Other
Disaggregation of Revenue [Line Items]
Net revenue	510				450
Managed services | Corporate and other
Disaggregation of Revenue [Line Items]
Net revenue	0				0
Software services
Disaggregation of Revenue [Line Items]
Net revenue	1,507				809					$ 3,218	$ 3,064
Software services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	0				0
Software services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	0				0
Software services | Other
Disaggregation of Revenue [Line Items]
Net revenue	1,507				809
Software services | Corporate and other
Disaggregation of Revenue [Line Items]
Net revenue	$ 0				$ 0